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AMG GW&K SMALL/MID CAP FUND
AMG GW&K Small/Mid Cap Fund
INVESTMENT OBJECTIVE
The investment objective of the AMG GW&K Small/Mid Cap Fund (the “Fund”) is to provide investors with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG GW&K SMALL/MID CAP FUND		Class N	Class I	Class Z
Management Fee		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.24%	0.34%	0.24%
Total Annual Fund Operating Expenses		1.14%	0.99%	0.89%
Fee Waiver and Expense Reimbursements	[2]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2]	1.10%	0.95%	0.85%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.85% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2021. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG GW&K SMALL/MID CAP FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	112	358	624	1,383
Class I	97	311	543	1,209
Class Z	87	280	489	1,092

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies. The Fund primarily invests in common stock and preferred stock of U.S. small- and mid-capitalization companies. Small- and mid-capitalization companies are those with a market capitalization, at the time of purchase, between $250 million and $10 billion or otherwise within the range of capitalizations of companies in the Russell 2500® Index (between $152.3 million and $12.2 billion as of May 10, 2019, the date of the latest reconstitution of the Index (implemented by the Index June 28, 2019)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small- and mid-capitalization companies at any given time.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth- or value-oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. As of February 27, 2017, the Fund changed its name from “AMG GW&K Small Cap Growth Fund” to “AMG GW&K Small/Mid Cap Fund,” adopted the Fund’s current investment strategies, and began comparing its performance to the Russell 2500® Index. Prior to February 27, 2017 (including the periods shown below prior to February 27, 2017), the Fund focused on a small-cap equity strategy. The Fund’s performance information for periods prior to February 27, 2017 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.

Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/19 (Class I)

Best Quarter: 14.51% (1st Quarter 2019) Worst Quarter: -17.21% (4th Quarter 2018)
Average Annual Total Returns as of 12/31/19
Average Annual Total Returns - AMG GW&K SMALL/MID CAP FUND	1 Year	Since Inception		Inception Date
Class I	30.86%	7.07%	[1]	Jun. 30, 2015
Class I | Return After Taxes on Distributions	30.78%	6.76%	[1]	Jun. 30, 2015
Class I | Return After Taxes on Distributions and Sale of Fund Shares	18.32%	5.42%	[1]	Jun. 30, 2015
Class I | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)	27.77%	8.82%	[1]	Jun. 30, 2015
Class N	30.64%	9.90%	[2]	Feb. 24, 2017
Class N | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)	27.77%	9.37%	[2]	Feb. 24, 2017
Class Z	30.94%	10.16%	[2]	Feb. 24, 2017
Class Z | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)	27.77%	9.37%	[2]	Feb. 24, 2017
[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on June 30, 2015.
[2]	Class N, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class N and Class Z shares on February 24, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I shares only, and after-tax returns for Class N and Class Z shares will vary.